Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments and contingencies

38. Commitments and contingencies

Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Guarantees	112,381	99,535
of which secured	4,707	4,707
Total Guarantees	112,381	99,535

As at December 31, 2022 the main commitments and risks assumed by the Stevanato Group are as follows:

-
Suretyship issued in favor of Nordea Bank for EUR 17,482 thousand (EUR 17,482 thousand in 2021) on behalf of SVM Automatik A/S;
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Suretyship issued in favor of Nordea Bank for EUR 9,413 thousand (EUR 9,413 thousand in 2021) on behalf of Innoscan A/S;
-
Letter of Comfort in favor of Unicredit AG for EUR 15,000 thousand (EUR 15,000 thousand in 2021) on behalf of the company Balda Medical Gmbh.

Secured guarantees for EUR 4,707 thousand (EUR 4,707 thousand in 2021) concern the floating charge on the Danish companies against short-term credit lines.

The guarantees provided by credit institutions and insurance companies on behalf of Group companies in favor of third parties amount to EUR 51,968 thousand (EUR 39,907 thousand in 2021) and mainly comprise advance payment and performance bond issued in favor of clients in the Engineering division and of Balda Medical GmbH.